Trade Payables and Other Current Liabilities - Summary of Trade Payables and Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Trade payables	€ 239,179	€ 164,787
Payables to social security institutions	7,528	6,362
Payables to personnel	37,269	32,772
VAT Payables	436	5,195
Other tax payables		3,181
Deferred Income and Prepayments	12,471	8,222
Other current liabilities	11,796	10,081
Total trade payables and other current liabilities	€ 308,679	€ 230,600